Regulatory Matters (Schedule Of Regulatory Capital Amounts And Ratios Of The Company And The Bank) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Capital
Actual	$ 60,078	$ 50,076
Minimum capital requirement	40,678	28,273
Tier I Capital (Risk Based)
Actual	56,036	45,751
Minimum capital requirement	20,339	14,136
Tier I Capital (Leverage)
Actual	56,036	45,751
Minimum capital requirement	26,089	24,239
Risk-Weighted Asset Ratios
Total Capital, Actual (to Risk-Weighted Assets)	11.80%	14.20%
Total Capital, Minimum capital requirement (to Risk-Weighted Assets)	8.00%	8.00%
Tier I Capital, Actual (to Risk-Weighted Assets)	11.00%	13.00%
Tier I Capital, Minimum capital requirement (to Risk-Weighted Assets)	4.00%	4.00%
Leverage Ratios [Abstract]
Tier I Capital, Actual (to Average Assets)	8.60%	7.60%
Tier I Capital, Minimum capital requirement (to Average Assets)	4.00%	4.00%
Croghan Colonial Bank [Member]
Total Capital
Actual	63,616	54,828
Minimum capital requirement	40,555	28,245
Minimum to be well capitalized under promt corrective action	50,693	35,306
Tier I Capital (Risk Based)
Actual	59,574	50,503
Minimum capital requirement	20,277	14,122
Minimum to be well capitalized under promt corrective action	30,416	21,184
Tier I Capital (Leverage)
Actual	59,574	50,503
Minimum capital requirement	26,075	24,225
Minimum to be well capitalized under promt corrective action	$ 32,594	$ 30,282
Risk-Weighted Asset Ratios
Total Capital, Actual (to Risk-Weighted Assets)	12.60%	15.50%
Total Capital, Minimum capital requirement (to Risk-Weighted Assets)	8.00%	8.00%
Total Capital, Minimum to be well capitalized under prompt corrective action (to Risk-Weighted Assets)	10.00%	10.00%
Tier I Capital, Actual (to Risk-Weighted Assets)	11.80%	14.30%
Tier I Capital, Minimum capital requirement (to Risk-Weighted Assets)	4.00%	4.00%
Tier I Capital, Minimum to be well capitalized under prompt corrective action (to Risk-Weighted Assets)	6.00%	6.00%
Leverage Ratios [Abstract]
Tier I Capital, Actual (to Average Assets)	9.10%	8.30%
Tier I Capital, Minimum capital requirement (to Average Assets)	4.00%	4.00%
Tier I Capital, Minimum to be well capitalized under prompt corrective action (to Average Assets)c	5.00%	5.00%